SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - Seamless Group Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Amounts due from related parties	$ 4,483,228	$ 2,891,286
Amounts due to related parties	83,757,317	52,165,395
Sino Dynamic Solutions Limited [Member]
Purchase of intangible assets		3,599,144
Support and maintenance costs	919,404	926,156
Amounts due from related parties	4,382,762	965,843
P T WalletKu Indompet Indonesia [Member]
Amounts due from related parties		1,280,488
Others [Member]
Amounts due from related parties	100,466	644,955
Amounts due to related parties	1,006,991	2,949,956
Regal Planet Limited [Member]
Amounts due to related parties	49,079,276	47,545,616
Ripple Labs Singapore Pte Ltd [Member]
Amounts due to related parties	1,245,564
Mr Alexander Kong [Member]
Amounts due to related parties	114,508	1,669,823
Ripple Lab Inc [Member]
Amounts due to related parties	$ 32,310,978